Significant Accounting Policies - Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies - Recent Accounting Pronouncements [Abstract]
Principles of consolidation
a) Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of OceanPal Inc. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first considering if an entity meets the definition of a variable interest entity (“VIE”) for which the Company is deemed to be the primary beneficiary under the VIE model, or if the Company controls an entity through a majority of voting interest based on the voting interest model. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist. For entities in which the Company has a variable interest, the Company determines if the entity is a VIE by considering whether the entity’s equity investment at risk is sufficient to finance its activities without additional subordinated financial support and whether the entity’s at-risk equity holders have the characteristics of a controlling financial interest. In performing the analysis of whether the Company is the primary beneficiary of a VIE, the Company considers whether it individually has the power to direct the activities of the VIE that most significantly affect the entity’s performance and also has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. If the Company holds a variable interest in an entity that previously was not a VIE, the Company reconsiders the initial determination of whether the entity has become a VIE if certain types of events (“reconsideration events”) occur. The Company has identified it has variable interests in RFSea Infrastructure II AS (“RFSea”) and that RFSea is a variable interest entity as of December 31, 2024, but is not the primary beneficiary of such entity (Note 4). The Company’s evaluation did not result in identification of consolidated variable interest entities as of December 31, 2024, and 2023.

Use of estimates
b) Use of estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other comprehensive income/(loss)	c) Other comprehensive (loss)/ income: The Company has no other comprehensive (loss)/income and accordingly comprehensive (loss)/income equals net (loss)/income for the periods presented.
Foreign currency translation
d) Foreign currency translation: The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of comprehensive loss.

Cash and cash equivalents
e) Cash and cash equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of up to about three months to be cash equivalents. Interest earned on cash and cash equivalents is separately presented in the accompanying consolidated statements of comprehensive loss under “Interest Income”.

Accounts receivable, trade, net
f) Accounts receivable, trade, net: The amount shown as accounts receivable, trade, net at each balance sheet date, includes receivables from charterers for hire from lease agreements and freight and demurrage, net of allowance for doubtful accounts and provision for credit losses related to expected uncollectible accounts receivable, if any. Impairment of accounts receivable arising from voyage charters, which are accounted in accordance with ASC 606, are within the scope of Subtopic 326 and must therefore, be assessed for expected credit losses. Under ASC 326 entities are required to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade accounts receivable. Under this guidance, an entity recognizes as an allowance its estimate of lifetime expected credit losses which will result in more timely recognition of such losses. The Company maintains an allowance for credit losses for expected uncollectable accounts receivable, which is recorded as an offset to trade accounts receivable and changes in such, if any, are classified as allowance for credit losses in the consolidated statement of comprehensive loss. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to determine adjustments to historical loss data. No credit loss allowance was recognized in any of the years ended December 31, 2024, 2023 and 2022. The Company assesses that any impairment of accounts receivable arising from operating leases, i.e. time charters, should be accounted in accordance with ASC 842. The Company recognizes allowance for doubtful accounts deriving from the collectability assessment of operating leases as direct reduction to lease income, which for 2024, 2023 and 2022 amounted to $34, $33, and $15, respectively. The Company does not recognize interest income on trade receivables as all balances are usually settled within a year. The Company classifies accounts receivable, trade, net from charterers in dispute within “Prepaid expenses and other assets, net” in the accompanying consolidated balance sheets (Note 6).

Inventories
g) Inventories: Inventories consist of bunkers, lubricants and victualling which are stated, on a consistent basis, at the lower of cost or net realizable value. Bunkers inventories exist when the vessel operates under voyage charter, or when a vessel is without employment or remains idle as of the balance sheet date. Net realizable value is defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs. Cost is determined by the first in, first out method.

Equity method investments
h) Equity method investments: Investments in the equity of entities over which the Company exercises significant influence but does not exercise control are accounted for by the equity method of accounting in accordance with ASC 321 “Investments-Equity securities”. In reaching such a conclusion, the Company first assesses whether it holds variable interests in the investee and further, whether the investee meets the definition of a VIE. The Company then determines whether it is the investee’s primary beneficiary by considering any special rights (in terms of voting, board representation, kick out rights, or otherwise), that grant it with the power to direct the activities of the investee. In case the investee does not fall under the consolidation guidance, the Company records such an investment at cost and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received, if any, reduce the carrying amount of the investment. When the carrying value of an equity method investment equals or exceeds the Company’s interest because of losses, the Company does not recognize further losses, unless the Company has made advances, incurred obligations, or has made payments on behalf of the investee and is committed to provide further financial support to the investee. At each reporting period, the Company also evaluates whether a loss in the value of an investment that is other than a temporary decline should be recognized. In its assessment, the Company evaluates indicators such as market conditions, the investee’s performance, and the ability to sustain an earnings capacity that would justify the carrying amount of the investment and its ability to continue as a going concern. Measurement of the impairment loss is based on the fair value of the investment. As of December 31, 2024, and 2023, with regards to its investment in RFSea, the Company determined that it had variable interests in RFSea and that RFSea was a VIE, but the Company was not the primary beneficiary of such entity. The Company further evaluated that no loss in the value of its investment in RFSea should be recognized (Note 4).

Insurance claims
i) Insurance claims: The Company records insurance claims for insured loss recoveries due to fixed assets damage and for insured crew medical expenses. Insurance claims are recorded, net of any deductible amounts, at the time when the Company’s vessels suffer insured damages or at the time when crew medical expenses are incurred, recovery is probable under the related insurance policies, the Company can estimate the amount of such recovery, and the claim is not subject to litigation. During 2024, 2023 and 2022, the Company raised insurance claims relating to medical and cargo claims as well as vessel damages amounting to $92, $1,058, and $nil in the aggregate, respectively, mainly included in “Vessel operating expenses” in the accompanying consolidated statements of comprehensive loss.

Vessels, net
j) Vessels, net: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition or during construction. Expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are charged to expense as incurred. As of the balance sheet date, vessels are stated at cost less accumulated depreciation expense and impairment charge, if any.

Vessels held for sale
k) Vessels held for sale: The Company classifies a vessel as being held for sale when all of the following criteria, under ASC 360 “Property, Plant, and Equipment”, are met: (i) management has committed to a plan to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under “Impairment loss” in the consolidated statement of comprehensive loss. The vessels are not depreciated once they meet the criteria to be classified as held for sale. No vessel was classified as held for sale as of December 31, 2024, and 2023. Following the classification on April 25, 2024, of the M/V Baltimore as held for sale, the Company recognized an impairment loss of $1,087 which is included in “Impairment loss” in the accompanying consolidated statements of comprehensive loss (Note 5).

Impairment of long-lived assets
l) Impairment of long-lived assets: Long-lived assets are reviewed for impairment whenever events or changes in circumstances (such as market conditions, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount of an asset may not be recoverable. When the estimate of undiscounted projected net operating cash flows, expected to be generated by the use of an asset over its remaining useful life and its eventual disposition is less than its carrying amount plus unamortized dry-docking costs, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset, determined primarily by third party valuations. Both bulker and tanker sectors have recently experienced decreased charter rates and decreased vessel market values, which are conditions that the Company considered as indicators of a potential impairment. In developing estimates of future undiscounted projected net operating cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to future charter rates for the unfixed days and future fleet utilization rates. Other assumptions used are charter rates calculated for the fixed days using the fixed charter rate of each vessel from existing time charters, the expected outflows for scheduled vessels’ maintenance, vessel operating expenses, estimated remaining useful life of each vessel, and the vessels’ residual value if sold for scrap. The assumptions used to develop estimates of future undiscounted projected net operating cash flows are based on historical trends as well as future expectations, employment prospects under the then current market conditions and a vessels’ age. In particular, for the unfixed days, the Company uses the most recent historical ten-year average market rates available for each type of vessel over the remaining estimated life of each vessel, as applicable, net of commissions. Historical ten-year average market rates are in line with the Company’s overall chartering strategy, and they reflect the full operating history of vessels of the same type and particulars with the Company’s operating fleet. In addition, effective fleet utilization for the Company’s dry bulk and tanker segments is assumed to be 98% and 97%, respectively, which is additionally affected by the period(s) each vessel is expected to undergo her scheduled maintenance, assumptions in line with the Company’s historical performance and its expectations for future fleet utilization under its fleet employment strategy. This calculation is then compared with the vessels’ net book value plus unamortized dry-docking costs. The difference between the carrying amount of the vessel plus unamortized dry-docking costs and their fair value, if any, is recognized in the Company’s accounts as impairment loss. The review of the bulker and tanker segments’ vessel carrying values in connection with their estimated recoverable amounts for 2024 indicated impairment charges of $1,307 and $3,728, respectively (Notes 5 and 11), which are included in “Impairment loss” in the accompanying consolidated statements of comprehensive loss (Note 5).  No impairment loss was identified or recorded in the years ended December 31, 2023, and 2022.

Vessel depreciation
m) Vessel depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. In 2023, the Company identified that the estimated scrap rate used for the determination of annual depreciation was not in line with the current average historical rate and as such, the estimated scrap rate was revised (Note 5). Management estimates the useful life of the Company’s dry bulk and tanker vessels to be 25 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

Accounting for dry-docking costs
n) Accounting for dry-docking costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold or impaired are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale or impairment. For vessels undergoing scheduled dry-dock/ special survey as of the balance sheet date, costs incurred in the year under consideration are capitalized under “Deferred charges, net”, in the accompanying consolidated balance sheets. Amortization of deferred charges in each of the years ended December 31, 2024, 2023, and 2022 amounted to $1,368, $730, and $146, respectively.

Concentration of credit risk
o) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash, trade accounts receivable and amounts due to/from related parties. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk (Note 12).

Accounting for revenues and expenses
p) Accounting for revenues and expenses: Since the Company’s vessels are employed under time and voyage charter contracts, the Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters). Agreements with the same charterer are accounted for as separate agreements according to their specific terms and conditions.

Time charter agreements, contain a lease and are therefore accounted for as operating leases in accordance with ASC 842. Charter agreements contain a minimum non-cancellable period and an may further provide for an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease.  Under a time charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by the charterers. The charterer pays to third parties port, canal and bunkers consumed during the term of the time charter agreement. Such costs are considered direct costs and are not recorded as they are directly paid by charterers, unless they are for the account of the owner, in which case they are included in voyage expenses. Revenues from time charter agreements providing for variable lease payments are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as the service is performed. The Company, as lessor, has elected to apply the practical expedient not to allocate the consideration in the agreement to the separate lease and non-lease components (operation and maintenance of the vessel) as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease, as the criteria of the paragraphs ASC 842-10-15-42A through 42B are met. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the vessel rather than to the services provided under the time charter contracts. Also, the Company elected to apply a package of practical expedients which does not require the Company, as a lessor, to reassess: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether initial direct costs for any expired or existing leases would qualify for capitalization under ASC 842. Apart from the agreed hire rate, the owner may be entitled to an additional income, such as ballast bonus, which is considered as reimbursement of owner’s expenses and is recognized together with the lease component over the duration of the charter. The Company has made an accounting policy election to recognize the related ballast costs incurred, mainly consisting of bunkers’ consumption, over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer, as contract fulfillment costs are amortized over the charter period in accordance with ASC 340-40. Commissions paid to brokers are deferred and amortized over the related charter period to the extent revenue has been deferred, since commissions are earned as the Company’s revenues are earned. Under time charter agreements, the owner pays for the operation and the maintenance of the vessel, including crew, insurance, spares and repairs, which are recognized in operating expenses.

A spot or voyage charter is a charter where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate per ton, regardless of time to complete. The Company has determined that under voyage charters, the charterer has no right to control any part of the use of the vessel. Thus, the Company’s voyage charters do not contain lease and are accounted for in accordance with ASC 606. Under a voyage charter agreement, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. Thus, revenues from voyage charters on the spot market are recognized ratably from the date of loading to discharge date of cargo (loading-to-discharge). Voyage charter payments are due upon discharge of the cargo. Demurrage revenue, which is included in voyage revenues, represents charterers’ reimbursement for any potential delays exceeding the allowed lay time as per charter party agreement, represents form of variable consideration and is recognized as the performance obligation is satisfied. The Company has taken the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Under a time charter, the Company incurs voyage expenses such as commissions, bunkers (fuel oil and diesel oil), and port expenses relating to owners’ matters. Commissions are expensed as incurred. Also, for time charter agreements, when a vessel is delivered to a time charterer, bunkers are purchased by the charterer and sold back to the Company on the redelivery of the vessel. Bunker gain, or loss, results when a vessel is redelivered by a time charterer and delivered to the next time charterer at different bunker prices, or quantities. For the years ended December 31, 2024, 2023 and 2022, the Company incurred loss on bunkers amounting to $1,160, $186, and $1,949 respectively, primarily resulting from the difference in the value of bunkers paid by the Company when the vessel was redelivered to the Company from the time charterer under the vessel’s previous time charter agreement and the value of bunkers sold by the Company when the vessel was delivered to a new time charterer for our vessels engaged in time charter contracts and the bunkers consumed during the period our product tanker vessel was engaged under a voyage charter within 2024. This loss is included in “Voyage expenses” in the accompanying consolidated statements of comprehensive loss.

Under spot charter arrangements, voyage expenses that are unique to a particular charter are paid for by the Company. Voyage expenses that qualify as contract fulfilment costs (mainly consisting of bunkers expenses and port dues) and are incurred by the Company from the latter of the end of the previous vessel employment, provided that the vessel is fixed, or from the date of inception of a voyage charter contract until the arrival at the loading port, are capitalized to Deferred Expenses and amortized ratably over the total transit time of the voyage (loading-to-discharge). Vessel voyage expenses that do not qualify as contract fulfilment costs, and operating expenses are expensed when incurred.

Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize revenue have not been met. The majority of the vessels are employed on short to medium-term time charter contracts, which provides flexibility in responding to market developments. The Company monitors developments in the dry bulk and tanker shipping industries on a regular basis and adjusts the charter hire periods for the vessels according to prevailing market conditions.

Repairs and maintenance
q) Repairs and maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in “Vessel operating expenses” in the accompanying consolidated statements of comprehensive loss.

Loss per common share
r) Loss per common share: Basic loss per common share are computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the year. Unvested preferred shares granted under the Company’s equity incentive plan and Class A warrants are entitled to receive dividends which are not refundable, and therefore are considered participating securities for basic earnings per share calculation purposes, using the two-class method. The two-class method is an earnings allocation method under which EPS is calculated for each class of common stock and participating security considering both dividends declared (or accumulated) and participation rights in undistributed earnings as if all such earnings had been distributed during the period. Under this method, net (loss)/income is reduced by the amount of dividends declared or accumulated in the current period for common stockholders and participating security holders. The remaining earnings or “undistributed earnings” are allocated between common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed. Once calculated, the (loss)/earnings per common share is computed by dividing the net (loss)/income attributable to common stockholders by the weighted average number of common shares outstanding during each year presented. Diluted (loss)/earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. Diluted (loss)/earnings attributable to common stockholders per common share is computed by dividing the net (loss)/income attributable to common stockholders by the weighted average number of common shares outstanding plus the dilutive effect of warrants and shares issued and outstanding under the Company’s equity incentive plan during the applicable periods and the dilutive effect of convertible securities during the applicable periods as well. The treasury stock method is used to compute the dilutive effect of warrants and shares issued under the Company’s equity incentive plan. The if converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible preferred stock. The two-class method is used for diluted (loss)/earnings per common share when such is the most dilutive method, considering anti – dilution sequencing as per ASC 260. For purposes of the if converted calculation, the conversion price of convertible preferred stock is based on the fixed conversion price or on the average market price when the number of shares that may be issued is variable. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

Segment reporting
s) Segment reporting: The Company has determined that it operates under two reportable segments, one relating to its operations of its dry bulk carrier vessels and one to the operations of its tanker vessel. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different services. For both segments, the Company reports financial information and evaluates the operations of the two segments by charter revenues and not by the length of ship employment for its customers, i.e. voyage or time charters. Management, including the chief operating decision-makers (or “CODMs”, which consist of the Company’s Chief Executive Officer and the members of its Executive Committee which comprises of the Company’s Chairperson and two more directors of the board), review operating results solely by revenue per day and the operating results of the two fleets. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable. The CODMs are responsible for assessing performance, allocating resources, and making strategic decisions across the Company’s business segments. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements (Note 11).

Fair value measurements
t) Fair value measurements: The Company follows the provisions of ASC 820 “Fair Value Measurements and Disclosures”, which defines fair value and provides guidance for using fair value to measure assets, liabilities and equity instruments classified in stockholders’ equity. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability or the consideration to transfer equity interests issued in an orderly transaction between market participants in the market in which the reporting entity transacts. The fair value measurement assumes that an instrument classified in stockholders’ equity is transferred to a market participant at the measurement date. The transfer of an instrument classified in stockholders’ equity assumes that the instrument would remain outstanding, and the market participant takes on the rights and responsibilities associated with the instrument. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets, liabilities and equity instruments classified in stockholders’ equity carried at the fair value in one of the following categories: Level 1: Quoted market prices in active markets for identical assets or liabilities or equity instruments; Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; Level 3: Unobservable inputs that are not corroborated by market data.

Share based payments
u) Share based payments: The Company issues restricted share awards which are measured at fair value on their grant date and are not subsequently re-measured. That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Going concern
v) Going concern: The Company follows the provisions of ASC 205-40 “Presentation of financial statements – Going Concern”, which provides guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and on related required footnote disclosures. Management evaluates, at each reporting period, whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

Financial instruments, credit losses
w) Financial instruments, credit losses: At each reporting date, the Company evaluates its financial assets individually for credit losses and presents such assets in the net amount expected to be collected on such financial asset. When financial assets present similar risk characteristics, these are evaluated on a collective basis. When developing an estimate of expected credit losses the Company considers available information relevant to assessing the collectability of cash flows such as internal information, past events, current conditions and reasonable and supportable forecasts. No provision for credit losses were recorded in 2024, 2023 and 2022.

Distinguishing liabilities from equity
x) Distinguishing liabilities from equity: The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” to determine the classification of certain freestanding financial instruments as either liabilities or equity. In its assessment, the Company analyzes key features of these financial instruments to determine whether they are more akin to equity or to debt. It then identifies any embedded features in those instruments and examines whether the identified embedded features fall under the definition of a derivative according to the provisions of ASC 815 or whether those features require bifurcation (other than those with de minimis value) or affect classification in permanent equity. Financial instruments meeting the classification of liability are initially measured at fair value and are subsequently remeasured at each balance sheet date with the offsetting adjustments recorded within the consolidated statements of comprehensive loss. Upon settlement or termination, instruments classified as liabilities at fair value are marked to their fair value at the settlement date and then the liability gets settled. The Company values its instruments classified as liabilities using either the Black-Scholes option pricing model or other acceptable valuation models, including the binominal option pricing model.

Redemption of shares or convertible preferred stock for issuance of shares of common stock
y) Redemption of shares or convertible preferred stock for issuance of shares of common stock: In the case of conversion of preferred stock to common stock, with the conversion feature assessed by the Company at first using the provisions of ASC 480-10-25-14 and then determined as requiring evaluation as a redemption feature (Note 2(z)), the Company follows redemption accounting. A redemption of preferred stock according to its original terms may be paid using cash, other instruments issued by the issuer or other assets (individually and collectively, the consideration) and may include a premium or discount. As per ASC 260-10-S99-2, a premium paid on redemption represents a return similar to a dividend to/from the preferred holder. In particular, when the Company determines that on the redemption date there is a difference in the carrying value of the preferred stock, as compared to the fair value of the common shares issued, that value represents a dividend to/from the preferred holders, which should be deducted from (if a premium) or added to (if a discount) the net (loss)/ income to arrive at the net (loss)/income available to common stockholders (Note 8).

Offering expenses
z) Offering expenses: Expenses directly attributable to an equity offering are deferred and offset against the proceeds of the offering within additional paid-in capital, unless the offering is aborted, in which case they are written-off and charged to net (loss)/income. Deferred offering expenses in relation to ongoing offerings that have not materialized as of December 31, 2024, and 2023, amounted to $59 and $59, respectively, and are included in “Deferred charges, net” in the accompanying consolidated balance sheets.

Acquisition transactions
aa) Acquisition transactions: When the Company enters an acquisition transaction, it determines whether the acquisition transaction is a purchase of an asset or this of a business based on the facts and circumstances of the transaction and in accordance with the provisions of ASC 805, Business Combinations. All the Company’s acquisition transactions that took place during the years ended December 31, 2024, 2023 and 2022 were determined as and accounted for as asset acquisitions (Note 5). For asset acquisitions, net assets acquired should be measured following a cost accumulation and allocation model under which the cost of the acquisition is allocated on a relative fair value basis to the qualifying assets acquired. Transaction costs associated with asset acquisitions are capitalized. When the consideration for the assets acquired includes equity interests issued, the Company determines the cost of the assets acquired generally based on the fair value of the consideration given, unless the fair value of the assets acquired is more reliably measurable.

Recent Accounting Pronouncements Adopted and Not Yet Adopted
Recent Accounting Pronouncements - Adopted

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which requires a public entity to disclose significant segment expenses and other segment items by reportable segment on an annual basis and expands the extent of interim segment disclosures. The guidance is applied retrospectively to all periods presented in the financial statements, unless it is impracticable to do so. The ASU does not change how a public entity identifies its operating segments, aggregates them, or applies the quantitative thresholds to determine its reportable segments. The Company adopted the new standard with effect from January 1, 2024. The adoption of this ASU affected only the Company’s disclosures, with no impact to its financial condition and results of operations (Notes 2(s) and 11).

Recent Accounting Pronouncements - Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments of this Update require more extensive presentation and disclosure of additional information about specific expense and cost categories on the face of the income statement and in the notes to financial statements at interim and annual reporting periods. The amendments in this Update do not change or remove those presentation requirements or any other current presentation requirements. The amendments in this Update do not change or remove current expense disclosure requirements. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements and related disclosures.